As filed with the Securities and Exchange Commission on April 29, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2014

Item 1. Schedule of Investments.

BP Capital TwinLine Energy Fund
Schedule of Investments
February 28, 2014 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 77.4%
Chemicals - 9.3%
Dow Chemical Co.	28,251	$1,376,106
Eastman Chemical Co.	15,770	1,378,771
Westlake Chemical Corp.	10,411	1,388,099
		4,142,976
Electrical Equipment - 2.6%
Emerson Electric Co.	17,933	1,170,308

Exploration & Production - 23.3%
Anadarko Petroleum Corp.	21,242	1,787,727
Concho Resources, Inc. (a)	7,890	955,716
Diamondback Energy, Inc. (a)	21,563	1,387,148
Encana Corp. (b)	69,845	1,325,658
EOG Resources, Inc.	7,529	1,426,143
Gulfport Energy Corp. (a)	16,771	1,108,563
Range Resources Corp.	15,088	1,298,322
Southwestern Energy Co. (a)	26,031	1,076,121
		10,365,398
Gathering & Processing - 3.4%
Crosstex Energy, Inc.	35,867	1,493,143

Integrated - 3.5%
Chevron Corp.	13,523	1,559,608

Machinery - 6.3%
Chart Industries, Inc. (a)	13,708	1,145,440
Ingersoll-Rand PLC (b)	27,198	1,662,886
		2,808,326
Marine - 2.0%
Kirby Corp. (a)	8,578	897,345

Metals & Mining - 4.3%
Allegheny Technologies, Inc.	23,682	752,614
Century Aluminum Co. (a)	96,800	1,146,112
		1,898,726
Oil Field Services - 12.1%
Basic Energy Services, Inc. (a)	56,395	1,345,021
Halliburton Co.	28,333	1,614,981
Patterson-UTI Energy, Inc.	49,470	1,440,071
U.S. Silica Holdings, Inc.	30,000	984,000
		5,384,073

Refining - 10.6%
Marathon Petroleum Corp.	14,237	1,195,908
Tesoro Corp.	22,281	1,136,554
Valero Energy Corp.	25,905	1,242,922
Western Refining, Inc.	30,627	1,116,354
		4,691,738
TOTAL COMMON STOCKS (Cost $32,914,658)		34,411,641

PARTNERSHIPS & TRUSTS - 17.3%
Crude/Refined Product Transportation - 8.5%
American Midstream Partners LP	44,500	1,046,640
Plains GP Holdings LP - Class A	47,226	1,322,328
Valero Energy Partners LP	38,263	1,415,348
		3,784,316
Gathering & Processing - 5.9%
Crestwood Midstream Partners LP	57,500	$1,287,425
Western Gas Equity Partners LP	31,142	1,338,483
		2,625,908
Natural Gas/NGL Transportation - 2.9%
Enterprise Products Partners LP	19,105	1,282,137
TOTAL PARTNERSHIPS & TRUSTS (Cost $7,601,074)		7,692,361

CONVERTIBLE BONDS - 2.6%	Principal Amount
Exploration & Production - 2.6%
Cobalt International Energy, Inc., 2.625%, 12/01/2019	$1,175,000	1,135,344
TOTAL CONVERTIBLE BONDS (Cost $1,065,732)		1,135,344

SHORT-TERM INVESTMENTS - 4.3%	Shares
Money Market Funds- 4.3%
Invesco Short-Term Investment Trust Liquid Assets Portfolio, 0.07% (c)	1,926,746	1,926,746
TOTAL SHORT-TERM INVESTMENTS (Cost $1,926,746)		1,926,746

Total Investments (Cost $43,508,210) - 101.6%		45,166,092
Liabilities in Excess of Other Assets - (1.6)%		(691,270)
TOTAL NET ASSETS - 100.0%		$44,474,822

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of February 28, 2014.

The cost basis of investments for federal income tax purposes at February 28, 2014 was as follows*:

BP Capital TwinLine Energy Fund
Cost of investments	$43,508,210
Gross unrealized appreciation	$2,811,484
Gross unrealized depreciation	(1,153,602)
Net unrealized appreciation	$1,657,882

*Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments as the Fund has not yet had a fiscal year end.

Summary of Fair Value Exposure at February 28, 2014
The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of February 28, 2014.

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$34,411,641	$–	$–	$34,411,641
Partnerships & Trusts	7,692,361	–	–	7,692,361
Convertible Bonds	–	1,135,344	–	1,135,344
Short-Term Investments	1,926,746	–	–	1,926,746

Total Investments in Securities	$44,030,748	$1,135,344	$–	$45,166,092

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

BP Capital TwinLine MLP Fund
Schedule of Investments
February 28, 2014 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 15.1%
Gathering & Processing - 15.1%
Crosstex Energy, Inc.	9,465	$394,028
ONEOK, Inc.	3,875	229,168
Targa Resources Corp.	1,611	155,880
		779,076
Natural Gas Utility - 0.0%
ONE Gas, Inc. (a)	1	25
TOTAL COMMON STOCKS (Cost $694,550)		779,101

PARTNERSHIPS & TRUSTS - 70.9%
Crude/Refined Product Transportation - 44.9%
American Midstream Partners LP	7,278	171,179
Arc Logistics Partners LP	6,913	139,297
Genesis Energy LP	2,500	137,500
Magellan Midstream Partners LP	2,000	135,340
NGL Energy Partners LP	7,006	254,037
Phillips 66 Partners LP	8,729	399,963
Plains All American Pipeline LP	2,000	108,340
Plains GP Holdings LP - Class A	9,121	255,388
Sunoco Logistics Partners LP	4,165	344,612
Valero Energy Partners LP	10,097	373,488
		2,319,144
Gathering & Processing - 19.5%
Access Midstream Partners LP	3,399	191,874
Crestwood Midstream Partners LP	5,755	128,854
MarkWest Energy Partners LP	2,163	138,107
ONEOK Partners LP	1,816	96,448
Targa Resources Partners LP	1,822	97,823
Western Gas Equity Partners LP	8,218	353,210
		1,006,316
Natural Gas/NGL Transportation - 6.5%
Enterprise Products Partners LP	5,042	338,369
TOTAL PARTNERSHIPS & TRUSTS (Cost $3,512,619)		3,663,829

WARRANTS - 0.1%
Natural Gas/NGL Transportation - 0.1%
Kinder Morgan, Inc., Expiration 05/25/2017, Strike Price $40.00 (a)	2,500	4,625
TOTAL WARRANTS (Cost $4,925)		4,625

SHORT-TERM INVESTMENTS - 16.1%
Money Market Funds - 16.1%
Invesco Short-Term Investment Trust Liquid Assets Portfolio, 0.07% (b)	832,004	832,004
TOTAL SHORT-TERM INVESTMENTS (Cost $832,004)		832,004

Total Investments (Cost $5,044,098) - 102.2%		5,279,559
Liabilities in Excess of Other Assets - (2.2)%		(111,552)
TOTAL NET ASSETS - 100.0%		$5,168,007

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield as of February 28, 2014.

The cost basis of investments for federal income tax purposes at February 28, 2014 was as follows*:

BP Capital TwinLine MLP Fund
Cost of investments	$5,044,098
Gross unrealized appreciation	$286,661
Gross unrealized depreciation	(51,200)
Net unrealized appreciation	$235,461

*Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments as the Fund has not yet had a fiscal year end.

Summary of Fair Value Exposure at February 28, 2014
The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of February 28, 2014.

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$779,101	$–	$–	$779,101
Partnerships & Trusts	3,663,829	–	–	3,663,829
Warrants	4,625	–	–	4,625
Short-Term Investments	832,004	–	–	832,004

Total Investments in Securities	$5,279,559	$–	$–	$5,279,559

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title                  /s/  Elaine E. Richards
                   Elaine E. Richards, President

Date          4/29/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*              /s/  Elaine E. Richards
                  Elaine E. Richards, President

Date          4/29/14

By (Signature and Title)*                /s/ Eric C. Vanandel
Eric C. Vanandel, Treasurer

Date          4/29/14

* Print the name and title of each signing officer under his or her signature.